UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

FORM N-Q

SEPTEMBER 30, 2004

ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT		SECURITY	VALUE
U.S. TREASURY OBLIGATIONS - 81.8%
$1,350,000		U.S. Treasury Note, Stripped Principal Payment only, to yield 6.461% due 8/15/05	$1,325,624
1,375,000		U.S. Treasury Note, Stripped Interest Payment only, to yield 6.301% due 11/15/05	1,341,501
1,800,000		U.S. Treasury Note, Stripped Principal Payment only, to yield 3.960% due 5/15/07	1,672,994

		TOTAL U.S. TREASURY OBLIGATIONS (Cost - $4,184,142)	4,340,119

	RATING(a)
CORPORATE BONDS AND NOTES - 1.5%

Oil - 1.5%
80,000	AAA	Exxon Capital Corp., zero coupon bond to yield 6.563% due 11/15/04 (Cost - $79,388)	79,814

		SUB-TOTAL INVESTMENTS (Cost - $4,263,530)	4,419,933

REPURCHASE AGREEMENT - 17.4%
924,000		State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $924,041; (Fully collaterized by U.S. Treasury Bonds, 7.625% due 2/15/25; Market value - $944,653) (Cost - $924,000)	924,000

		TOTAL INVESTMENTS - 100.7% (Cost - $5,187,530*)	5,343,933
		Liabilities in Excess of Other Assets - (0.7)%	(36,820)

		NET ASSETS - 100.0%	$5,307,113

(a)	All ratings are by Standard & Poor’s Ratings Service.
*	Aggregate cost for Federal income tax purposes is substantially the same.

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Rating Service (“Standard & Poor’s”) - Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated “BBB” have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Zero Coupon Bond Fund Portfolio Series 2005 (“Fund”), a separate investment fund of The Travelers Series Trust (“Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from reputable brokers or other recognized sources. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value. Securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Stripped Securities - The Fund invests primarily in “Stripped Securities,” a term used collectively for Stripped Treasury Securities, Stripped Agency Pass-Through Securities, Stripped Corporate Securities, and Stripped Eurodollar Obligations; as well as other stripped securities. Stripped securities can be securities consisting of debt obligations that have been stripped of unmatured interest coupons or securities consisting of unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. Fluctuations in response to interest rates may be greater than those for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. In addition, interest only securities may be subject to increased principal risk due to potential calls of and prepayments in the principal amount of the underlying security.

(d) Investment Transactions - Security transactions are accounted for on trade date.

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Notes to Schedule of Investments (unaudited)(continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$156,403
Gross unrealized depreciation	—

Net unrealized appreciation	$156,403

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ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 26, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 26, 2004